Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

On January 1, 2023, the Company paid a quarterly dividend to its holder of Series C Preferred Stock of $68,809.

On January 31, 2023, 1,342 Series C Preferred Stock was converted to 1,525,000 common shares.